2001 ANNUAL REPORT

CENTENNIAL
TAX EXEMPT
TRUST
[GRAPHIC]

JUNE 30, 2001

DEAR SHAREHOLDER:

We are pleased to present this annual report for Centennial Tax Exempt Trust. For the 12-month reporting period that ended June 30, 2001, the Trust provided a 3.27% compounded annual yield.(1) Without the effects of compounding, the equivalent yield was 3.21%. As of June 30, 2001, the seven-day annualized yields, with and without compounding, were 2.34% and 2.32%, respectively.(2)

The once-resilient U.S. economy finally began to reveal cracks in its armor during the 12-month reporting period. Before the period began, the Federal Reserve Board ("the Fed") had raised short-term interest rates six times in late 1999 and early 2000 to avert inflation by slowing economic growth. While inflation remained contained at the beginning of the period, it soon became apparent that the higher interest rates were slowing the economy more than was desired. Businesses and consumers began spending less freely, and declining corporate earnings led to dramatic across-the-board drops in stock prices. In response, the Fed changed course and in the first six months of 2001 launched an aggressive series of rate cuts to attempt to revive the slumping economy.

Bond investors, who worry about inflation's ability to erode the value of coupon payments, paid close attention to the movement of interest rates. The expectation of future rate cuts put downward pressure on bond yields, while bond prices, which move in the opposite direction of yields, rose accordingly. Late in the reporting period, however, yields started rising again, as investors worried that the Fed's rate-cutting strategy could result in future inflation. Despite this late move, yields finished the reporting period well below their 12-month high, indicating a much more favorable environment for fixed income investments than that of previous years.

Our management of the Trust was tied closely to the movements of interest rates during the period. Early on, we kept the Trust's average maturity positioned toward the short end of its range. This strategy gave us flexibility in managing the portfolio because as holdings matured, we could reinvest the available funds into securities offering higher yields.

As the reporting period progressed and rates began falling, however, we sought to lengthen the Trust's average maturity to capture higher yields for as long as possible. For much of the period, the yield curve--a graphical depiction of bond yields--was inverted, meaning that securities with shorter maturities offered higher yields than those with longer ones. This unusual situation occurs when interest rates are generally expected to fall further. Although in this declining rate environ-

In reviewing performance, please remember that past performance cannot guarantee future results. Yields will fluctuate. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

(1). A portion of the Trust's distributions may be subject to income tax including state and local taxes. Capital gains distributions are taxable as capital gains. For an investor subject to alternative minimum taxes, a portion of the Trust's distributions may increase the investor's tax. Tax rates may be lower depending on individual circumstances.

(2). Compounded yields assume reinvestments of dividends. The Trust's investment strategy, allocations and focus can change over time.

ment shorter term securities offered higher yields, we decided to sacrifice some short-term results and invest more of the Trust's assets in longer bonds to generate steadier long-term performance. In fact, our strategy proved successful when interest rates continued to decline and the Trust benefited from having locked in the higher yields.

Another strategy we employed was to increase the portfolio's weighting in commercial paper (high quality securities issued by banks or corporations to finance short-term credit needs). Though commercial paper can be somewhat less liquid than the typical municipal note, these securities offer money managers a variety of maturity dates to select from. As a result, they provided us with additional flexibility to help maintain the portfolio's desired average maturity. In addition to investing in commercial paper, we purchased a wide variety of tax-exempt money-market securities, including general market notes and put bonds (bonds that can be redeemed at the holder's option on a specified date or dates).

While selecting securities to add to the portfolio, we continued to exercise caution in reviewing issuers' credit profiles. Credit problems are more likely to arise during times of economic slowdown, when issuers often have fewer financial resources at their disposal. We are also closely monitoring the economic environment for California securities, including California's ongoing energy crisis, skyrocketing electricity costs, rolling blackouts, and the bankruptcy of California's largest utility company. To maintain a stable share price for Trust shareholders, we invested only in those securities that met our restrictive investment criteria. (Of course, while we strive to maintain a $1 share price, there is no guarantee that this objective will be achieved.)

Looking forward, we are taking a "wait-and-see" approach with respect to our management of the Trust. With continued economic weakness, inflation still under control, and a declining interest rate environment, we believe that money market yields may still have room to fall. The economic environment remains uncertain, however, so we have structured the portfolio to allow us flexibility should conditions change unexpectedly. Regardless of economic and market conditions, we will continue to scrutinize potential investments and help select those that we believe are in the best long-term interests of Trust shareholders.

Sincerely,

/s/ JAMES C. SWAIN
------------------------------
James C. Swain
Chairman
Centennial Tax Exempt Trust
July 23, 2001

STATEMENT OF INVESTMENTS June 30, 2001
Centennial Tax Exempt Trust


                                                                                                      PRINCIPAL          VALUE
                                                                                                       AMOUNT          SEE NOTE 1
                                                                                                  -----------------   -------------
           SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.4%
           ALABAMA--0.3%
           Hoover, AL BOE Capital Outlay TAN, MBIA Insured, 2.79%(1)                              $      4,950,000    $   4,950,000
                                                                                                                      -------------
           ALASKA--1.2%
           AK HCF RB, State Capital Project, Series B-1, 4.35%, 12/1/01                                  4,445,000        4,445,874
           AK IDV & Export Authority RRB, Safeway, Inc. Project, 2.80%, 12/1/01(2)                       3,210,000        3,210,000
           AK International Airports RB, AMBAC Insured, 4%, 10/1/01                                      1,000,000        1,001,592
           North Slope Borough, AK GOB, Series B, FSA Insured, 2.75%(1)                                 13,400,000       13,400,000
                                                                                                                      -------------
                                                                                                                         22,057,466
                                                                                                                      -------------
           ARIZONA--4.2%
           AZ Educational Loan Marketing Corp. RB, 2.80%(1)                                             10,000,000       10,000,000
           Phoenix, AZ Civic Improvement Corp. WS RB, Series B, 3.10%, 7/12/01                           9,700,000        9,700,000
           Phoenix, AZ Civic Improvement Corp. WS RB, Series B, 3.10%, 8/2/01                           25,000,000       25,000,000
           Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project, Series 1995, 2.90%(1)                 22,500,000       22,500,000
           Pima Cnty., AZ IDV RB, Tucson Electric Power Project, 2.625%(1)                              10,000,000       10,000,000
                                                                                                                      -------------
                                                                                                                         77,200,000
                                                                                                                      -------------
           CALIFORNIA--4.9%
           CA Dept. of Water Resource Revenue Trust Receipts, 3.10%(1)                                  32,500,000       32,500,000
           CA HFA RB, Series CMC2, AMBAC Insured, 2.85%(1)                                               4,395,000        4,395,000
           CA M-S-R PPA RRB, San Juan Project, Sub. Lien, Series E, MBIA Insured, 2.40%(1)               1,400,000        1,400,000
           CA PCFAU SWD RR RB, Shell Martinez Refining, Series A, 3%(1)                                  5,000,000        5,000,000
           Fremont, CA MH RB, Treetops Apts., Series A, 2.60%(1)                                         3,000,000        3,000,000
           Huntington Park, CA RA MH RB, Casa Rita Apts., Series A, 2.60%(1)                             1,100,000        1,100,000
           Irvine Ranch, CA Water District COP, CAP Improvement Project, 3.10%(1)                        2,000,000        2,000,000
           Los Angeles Cnty., CA MTAU Sales Tax RB, AMBAC Insured, Series SG54, 2.53%(1)                 1,000,000        1,000,000
           Los Angeles, CA Airport RB, Series SG61, 2.60%(1)                                             3,000,000        3,000,000
           Los Angeles, CA Power & Waterworks RRB, Subseries B-1, 2.55%(1)                               4,400,000        4,400,000
           Los Angeles, CA USD ABN AMRO Munitops Certificates, Trust 1999-7,
             MBIA Insured, 2.60%(1)(3)                                                                   2,000,000        2,000,000
           Oceanside, CA MH RRB, Lakeridge Apts. Project, 3%(1)                                         10,000,000       10,000,000
           Paramount City, CA HAU MH RRB, Century Place Apts. Project, Series A, 2.60%(1)                6,300,000        6,300,000
           Rancho Mirage, CA Joint Powers FA COP, Eisenhower Medical Center,
             Series B, MBIA Insured, 2.40%(1)                                                            3,500,000        3,500,000

Centennial Tax Exempt Trust

                                                                                                 PRINCIPAL            VALUE
                                                                                                  AMOUNT            SEE NOTE 1
                                                                                             ----------------     --------------
              CALIFORNIA (CONTINUED)
              Sacramento, CA MH RB, Smoketree, Series A, 2.40%(1)                            $      5,145,000     $    5,145,000
              Southeast RR FA, CA Lease RRB, Series A, 2.60%(1)                                     4,000,000          4,000,000
              Southern CA Metropolitan Water District RB, Series B, 2.45%(1)                          500,000            500,000
                                                                                                                  --------------
                                                                                                                      89,240,000
                                                                                                                  --------------
              COLORADO--2.0%
              Denver City & Cnty., CO Housing RB, Kentucky Circle Village Project, 2.80%(1)         4,300,000          4,300,000
              E-470 Public Highway, CO RRB, Vehicle Registration Fee, 2.625%(1)                    24,300,000         24,300,000
              Englewood, CO IDV RRB, Safeway, Inc. Project, 2.80%, 12/1/01(2)                       1,050,000          1,050,000
              Fraser, CO IDV RRB, Safeway, Inc. Project, 2.80%, 12/1/01(2)                            760,000            760,000
              Holland Creek Metropolitan District, CO RB, 3.10%(1)                                  4,000,000          4,000,000
              Idaho Springs, CO IDV RRB, Safeway, Inc. Project, 2.80%, 12/1/01(2)                   1,480,000          1,480,000
                                                                                                                  --------------
                                                                                                                      35,890,000
                                                                                                                  --------------
              FLORIDA--6.3%
              Collier Cnty., FL IDAU Education Facilities RB, Community School
                of Naples Project, 2.70%(1)                                                         8,400,000          8,400,000
              Collier Cnty., FL IDAU RB, Gulf Coast American Blind, Series A, 2.92%(1)              3,000,000          3,000,000
              Dade Cnty., FL WSS RB, FGIC Insured, 2.78%(1)                                         9,900,000          9,900,000
              FL BOE Capital Outlay GOUN, Series 286, 2.76%(1)                                      2,600,000          2,600,000
              FL HFA MH RRB, Monterey Lake Project, 2.70%(1)                                       18,665,000         18,665,000
              FL MPA RB, 2.80%, 7/18/01                                                            17,727,000         17,727,000
              FL TUAU RB, Series A, FGIC Insured, 2.78%(1)                                         14,850,000         14,850,000
              Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project,
              MBIA Insured, 2.78%(1)                                                               17,795,000         17,795,000
              Hillsborough Cnty., FL IDAU PC RB, Tampa Electric Co. Project, 2.78%(1)              17,795,000         17,795,000
              Lee Cnty., FL Airport & Marina ABN Amro Munitops Certificates,
                Trust 2000-3, FSA Insured, 2.82%(1)                                                 4,890,000          4,890,000
                                                                                                                  --------------
                                                                                                                     115,622,000
                                                                                                                  --------------

Centennial Tax Exempt Trust

                                                                                                    PRINCIPAL            VALUE
                                                                                                     AMOUNT            SEE NOTE 1
                                                                                                ----------------     -------------
            GEORGIA--6.5%
            Burke Cnty., GA DAU PC RB, Oglethorpe Power Corp., AMBAC Insured, 2.65%, 7/23/01(2) $     15,000,000     $  15,000,000
            Burke Cnty., GA DAU PC RB, Oglethorpe Power Corp., AMBAC Insured, 2.75%, 7/17/01(2)        9,600,000         9,600,000
            Burke Cnty., GA DAU PC RB, Oglethorpe Power Corp., AMBAC Insured, 3.05%, 7/23/01(2)       18,000,000        18,000,000
            Burke Cnty., GA DAU PC RB, Oglethorpe Power Corp., AMBAC Insured, 3.10%, 7/17/01          20,000,000        20,000,000
            Cobb Cnty., GA HAU MH RRB, Terrell Mill Project, 2.90%(1)(3)                              11,200,000        11,200,000
            Fulton Cnty., GA DAU RB, Georgia Tech Athletic Assn., Inc., 2.70%(1)                       2,900,000         2,900,000
            Fulton Cnty., GA DAU RB, Lovett School Project, 2.70%(1)                                   3,000,000         3,000,000
            Fulton Cnty., GA Facilities Corp. COP, Public Purpose Project, 5%, 11/1/01                 4,060,000         4,085,624
            GA GOB, Series 1995B, 2.78%(1)                                                            11,880,000        11,880,000
            Roswell, GA HAU MH RRB, Oxford Project, 3.80%(1)                                          23,610,000        23,610,000
                                                                                                                     -------------
                                                                                                                       119,275,624
                                                                                                                     -------------
            IDAHO--0.7%
            Custer Cnty., ID PC RB, Amoco Standard Oil of Indiana, 3.10%, 10/1/01(2)                  12,500,000        12,500,000
                                                                                                                     -------------
            ILLINOIS--6.2%
            Chicago, IL ABN AMRO Munitops Certificates, Trust 1998-3, 2.79%(1)(3)                      8,735,000         8,735,000
            Chicago, IL Gas Supply RRB, Peoples Gas Light & Coke Co., Series C, 2.82%(1)               8,000,000         8,000,000
            Chicago, IL RB, Lakefront Millennium Parking Facility, 2.78%(1)                           22,495,000        22,495,000
            Elk Grove Village, IL IDV RB, La Quinta Motor Inns, Inc., 3.20%(1)                         1,000,000         1,000,000
            IL Development FAU RB, 2.85%(1)                                                            8,500,000         8,500,000
            IL Development FAU RB, Local Government Financing Program, Series
              A, AMBAC Insured, 2.85%, 7/23/01                                                         5,700,000         5,700,000
            IL EDFAU RB, Chicago YMCA, 3.30%(1)                                                       20,000,000        20,000,000
            IL Educational FA RB, 3.05%, 7/23/01                                                       8,385,000         8,385,000
            IL Educational FA RB, 3.10%, 8/1/01                                                       20,000,000        20,000,000
            Regional Transportation Authority, IL Municipal Trust Certificates
              ZTC-19, Cl. A, 2.78%(1)(3)                                                              10,725,000        10,725,000
                                                                                                                     -------------
                                                                                                                       113,540,000
                                                                                                                     -------------

Centennial Tax Exempt Trust

                                                                                PRINCIPAL          VALUE
                                                                                 AMOUNT          SEE NOTE 1
                                                                            ----------------    -------------
     INDIANA--3.7%
     Dyer, IN HCF RRB, Regency Place, Series A-1, 2.91%(1)                  $      3,055,000    $   3,055,000
     Fort Wayne, IN HCF RRB, Health Quest, Series X-A, 2.91%(1)                    2,625,000        2,625,000
     IN Environmental Development FAU RRB, USX Corp. Project,
       2.60%, 8/9/01(2)                                                            7,000,000        7,000,000
     IN HFFAU RB, Capital Access Designated Pool, 2.90%(1)                        15,900,000       15,900,000
     IN MPA RB, PPS, MBIA Insured, 2.78%(1)                                       13,600,000       13,600,000
     Indianapolis, IN HCF RRB, Health Quest, Series A, 2.91%(1)                    3,615,000        3,615,000
     Indianapolis, IN Local Public Improvement Board Bank RRB,
       Series E, 4.75%, 7/9/01                                                     5,100,000        5,100,544
     Kokomo, IN ED RB, Village Community Partner IV, 2.83%(1)                      2,640,000        2,640,000
     Lawrence/Fort Harrison, IN Reuse Authority Tax Increment
       RB, Harrison Military Base, 2.82%(1)                                        3,115,000        3,115,000
     Marion Cnty., IN HA Hospital Facility RB, Indianapolis
       Osteopathic, 2.83%(1)                                                       1,320,000        1,320,000
     Merrillville, IN HCF RRB, Southlake, Series A-1, 2.91%(1)                     3,485,000        3,485,000
     Monroe Cnty., IN HA RRB, MBIA Insured, 2.65%(1)                               3,500,000        3,500,000
     South Bend, IN HCF RRB, Fountainview, Series A-1, 2.91%(1)                    2,905,000        2,905,000
                                                                                                 ------------
                                                                                                   67,860,544
                                                                                                 ------------
     IOWA--0.3%
     IA FAU Hospital Facilities RRB, Iowa Health Systems,
     Series B, AMBAC Insured, 2.70%(1)                                             4,605,000        4,605,000
                                                                                                 ------------
     KANSAS--0.3%
     Manhattan, KS Industrial RRB, Parker Hannifin, Inc. Project, 2.75%(1)         6,000,000        6,000,000
                                                                                                 ------------
     KENTUCKY--1.3%
     KY EDFAU RRB, Baptist Convalescent Center, 2.90%(1)                           4,870,000        4,870,000
     KY Rural Water Financial Corp. RB, Flexible Term Program, 3.07%(1)           18,580,000       18,580,000
                                                                                                 ------------
                                                                                                   23,450,000
                                                                                                 ------------
     LOUISIANA--2.8%
     LA GOUN, Series A, FGIC Insured, 5.50%, 11/15/01                             10,030,000       10,072,859
     LA PFFAU RB, Willis-Knighton Medical Center Project, 2.70%(1)                10,000,000       10,000,000
     New Orleans, LA IDV Board MH RB, Orleans LLC Project,
       Series 3700, 2.88%(1)                                                       9,000,000        9,000,000
     St. James Parish, LA PC RRB, Texaco Project, Series A,
       2.95%, 11/9/01(2)                                                          22,530,000       22,530,000
                                                                                                 ------------
                                                                                                   51,602,859
                                                                                                 ------------

Centennial Tax Exempt Trust

                                                                                                    PRINCIPAL           VALUE
                                                                                                     AMOUNT           SEE NOTE 1
                                                                                                ----------------    -------------
             MARYLAND--1.4%
             Anne Arundel Cnty., MD ED RB, West Capital, Series A, 2.80%(1)                     $      6,000,000    $   6,000,000
             Hyattsville, MD IDV RRB, Safeway, Inc. Project, 2.80%, 12/1/01(2)                         1,580,000        1,580,000
             MD Health & HEFAU Pooled Loan Program RB, John Hopkins Hospital, 2.65%, 8/1/01           17,000,000       17,000,000
             MD Health & HEFAU RB, University of Maryland Pooled Loan Program,
               Series B, 3.60%(1)                                                                        810,000          810,000
                                                                                                                    -------------
                                                                                                                       25,390,000
                                                                                                                    -------------
             MASSACHUSETTS--3.2%
             MA REF GOUN, Series B, 2.45%(1)                                                          30,000,000       30,000,000
             MA REF GOB, Prerefunded, Series B, 6.50%, 8/1/01(2)                                       2,260,000        2,309,531
             MA Water Resources Authority RRB, Series B, 2.50%(1)                                     25,000,000       25,000,000
             Worcester, MA GOB, MBIA Insured, 5.25%, 8/1/01                                            1,250,000        1,251,028
                                                                                                                    -------------
                                                                                                                       58,560,559
                                                                                                                    -------------
             MICHIGAN--1.3%
             MI Job DAU RB, East Lansing Residence Associates Project, 3.20%(1)                        1,900,000        1,900,000
               MI School Loan GOB, 3.20%, 10/3/01                                                      4,000,000        4,000,000
             MI Strategic Fund Ltd. Obligation RB, Village at Brighton LLC Project, 2.70%(1)           5,570,000        5,570,000
             Rochester, MI Community SDI GOUN, Series 289, 2.76%(1)                                    3,745,000        3,745,000
             St. Clair Cnty., MI ED RRB, Series 282, AMBAC Insured, 2.78%(1)                           8,000,000        8,000,000
                                                                                                                    -------------
                                                                                                                       23,215,000
                                                                                                                    -------------
             MINNESOTA--1.8%
             Minneapolis, MN CD RRB, Minnehaha/Lake Partners Project, 2.80%(1)                         2,750,000        2,750,000
             MN GOB, 2.78%(1)                                                                         16,010,000       16,010,000
             MN GOUN, 5%, 8/1/01                                                                       1,000,000        1,000,720
             New Ulm, MN Hospital Facilities RB, Health Center Systems, 2.40%(1)                       2,200,000        2,200,000
             North Suburban Hospital District, MN RB, Anoka & Ramsey Cntys
               Hospital Health Center, 2.40%(1)                                                        3,200,000        3,200,000
             St. Paul, MN POAU Tax Increment RB, Westgate Office & Industrial
               Center Project, 2.80%(1)                                                                7,660,000        7,660,000
                                                                                                                    -------------
                                                                                                                       32,820,720
                                                                                                                    -------------

Centennial Tax Exempt Trust

                                                                                                PRINCIPAL           VALUE
                                                                                                 AMOUNT           SEE NOTE 1
                                                                                            ----------------    --------------
                MISSOURI--0.7%
                MO HEAU Student Loan RB, Series A, 2.75%(1)                                 $     12,300,000    $   12,300,000
                                                                                                                --------------
                MONTANA--0.2%
                Great Falls, MT IDV RRB, Safeway, Inc. Project, 2.80%, 12/1/01(2)                  1,445,000         1,445,000
                Havre, MT IDV RRB, Safeway, Inc. Project, 2.80%, 12/1/01(2)                        1,345,000         1,345,000
                                                                                                                --------------
                                                                                                                     2,790,000
                                                                                                                --------------
                NEVADA--2.6%
                Clark Cnty., NV SDI GOLB, Series A, FSA Insured, 3.15%(1)                         10,000,000        10,000,000
                NV Municipal Securities Trust Receipts, Series SG 114, 2.76%(1)                   20,350,000        20,350,000
                Washoe Cnty., NV ABN AMRO Munitops Certificates, Single Asset
                  Trust Certificates, Trust 2001-24, FGIC Insured, 2.79%(1)                       16,090,000        16,090,000
                                                                                                                --------------
                                                                                                                    46,440,000
                                                                                                                --------------
                NEW YORK--5.9%
                Jay Street Development Corp. NYC Facilities Lease RB, Jay Street
                Project, Series A-3, 2.40%(1)                                                      1,500,000         1,500,000
                NYC HDC MH RB, Monterey Project, Series A, 2.45%(1)                                9,000,000         9,000,000
                NYC MWFAU WSS RB, Series C, FGIC Insured, 3.15%(1)                                 2,200,000         2,200,000
                NYC MWFAU WSS RRB, Series F-1, 3.15%(1)                                           13,400,000        13,400,000
                NYS DA RB, MBIA/IBC Insured, 2.53%(1)                                              2,600,000         2,600,000
                NYS ERDAUEF RB, Consolidated Edison, Subseries A3, 2.50%(1)                        3,000,000         3,000,000
                NYS HFA RB, East 39 Street Housing, Series A, 2.50%(1)                             3,500,000         3,500,000
                NYS HFA RB, Victory Housing, Series A, 2.55%(1)                                    1,500,000         1,500,000
                NYS LGAC RB, Series 1040, 2.51%(1)                                                 1,500,000         1,500,000
                NYS LGAC RB, Series SG100, MBIA Insured, 2.51%, 10/1/01(2)                        10,420,000        10,420,000
                NYS LGAC RB, Series SG99, MBIA Insured, 2.51%, 10/1/01(2)                         27,595,000        27,595,000
                NYS MAG RB, Series CMC1, 2.80%(1)                                                  4,045,000         4,045,000
                NYS TBTAU RB, Series SG-41, MBIA Insured, 2.51%(1)                                 1,730,000         1,730,000
                NYS TBTAU RB, Series T, 3.25%, 7/31/01(2)(3)                                      11,400,000        11,400,000
                NYS TBTAU SPO RRB, Series A, FSA Insured, 2.50%(1)                                10,630,000        10,630,000
                PAUNYNJ SPO RRB, Versatile Structure-4, 3.30%(1)                                   3,290,000         3,290,000
                                                                                                                --------------
                                                                                                                   107,310,000
                                                                                                                --------------

Centennial Tax Exempt Trust

                                                                                                    PRINCIPAL           VALUE
                                                                                                     AMOUNT           SEE NOTE 1
                                                                                                ----------------    --------------
            NORTH CAROLINA--0.3%
            NC Capital Facilities FA Student RB, Housing Facilities NCA & T
            University Foundation, 2.70%(1)                                                     $      5,700,000    $    5,700,000
                                                                                                                    --------------
            OHIO--2.3%
            Clinton Cnty., OH Hospital RB, Ohio Hospital Capital, Inc., 2.85%(1)                      24,000,000        24,000,000
            Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 2.95%, 12/15/01(2)                      3,175,000         3,175,000
            Scioto Cnty., OH HCF RB, Hill View Retirement Center, 3.10%, 12/1/01(2)                    4,115,000         4,115,000
            University of Cincinnati, OH COP, Series 232, MBIA Insured, 2.76%(1)                      10,575,000        10,575,000
                                                                                                                    --------------
                                                                                                                        41,865,000
                                                                                                                    --------------
            PENNSYLVANIA--6.0%
            Cumberland Cnty., PA Municipal Authority College RRB, Dickinson
              College, Series B, AMBAC Insured, 5%, 11/1/01(2)                                         2,700,000         2,705,723
            Delaware Cnty., PA IDA PC RB, Philadelphia Electric, Series B, FGIC
              Insured, 2.45%, 7/23/01(2)                                                              16,000,000        16,000,000
            Delaware Cnty., PA IDAU PC RB, Philadelphia Electric, FGIC Insured,
              2.65%, 8/1/01(2)                                                                        11,200,000        11,200,000
            Delaware Cnty., PA PC RB, Philadelphia Electric, Series B, FGIC
            Insured, 3.05%, 7/23/01(2)                                                                12,600,000        12,600,000
            Monroe Cnty., PA HA RB, Pocono Medical Center, Series C, 2.80%(1)                          2,835,000         2,835,000
            PA GOUN, 2.78%(1)                                                                         17,800,000        17,800,000
            PA HEFAU RB, Assn. of Independent Colleges & Universities, Series
              G1, 5%, 11/1/01(2)                                                                       3,500,000         3,507,361
            PA HEFAU RB, Assn. of Independent Colleges & Universities, Series
              G3, 5%, 11/1/01(2)                                                                       1,300,000         1,302,628
            PA HEFAU RB, Assn. of Independent Colleges & Universities, Series
              G4, 5%, 11/1/01(2)                                                                       1,000,000         1,002,022
            PA HEFAU RB, CICU Financing Program, Series B6, 4.40%, 11/1/01(2)                          4,600,000         4,600,000
            PA MBIA Capital Corp. Grantor Lease Back RB, MBIA Insured, 2.88%(1)                       30,000,000        30,000,000
            Philadelphia, PA Municipal Authority RB, Justice Lease,
              Prerefunded, Series B, FGIC Insured, 7.125%, 11/15/01(2)                                 5,400,000         5,586,692
                                                                                                                    --------------
                                                                                                                       109,139,426
                                                                                                                    --------------

Centennial Tax Exempt Trust

                                                                                                   PRINCIPAL          VALUE
                                                                                                    AMOUNT          SEE NOTE 1
                                                                                               ----------------    -------------
             SOUTH CAROLINA--1.8%
             SC Education FA for Private Nonprofit Institutions RB, Columbia
               College Project, 2.70%(1)                                                       $     10,000,000    $  10,000,000
             SC POAU ABN AMRO Munitops Certificates, Trust 1998-7, 2.82%(1)                           7,325,000        7,325,000
             SC Public Service Authority RB, Series 182, MBIA Insured, 2.78%(1)                      14,850,000       14,850,000
                                                                                                                   -------------
                                                                                                                      32,175,000
                                                                                                                   -------------
             TENNESSEE--3.0%
             Shelby Cnty., TN Educational, Housing & HF RB, Baptist Memorial
               Hospital, 2.65%, 8/16/01(2)                                                            5,700,000        5,700,000
             TN GOB, 2.80%, 7/18/01                                                                  25,000,000       25,000,000
             TN GOB, 3.15%, 7/13/01                                                                  24,600,000       24,600,000
                                                                                                                   -------------
                                                                                                                      55,300,000
                                                                                                                   -------------
             TEXAS--17.8%
             Austin, TX Travis & Williamson Cntys. Utility System RB, 2.60%, 8/1/01                  10,000,000       10,000,000
             Bexar Metropolitan Water District, TX RB, 3.10%, 7/25/01                                 9,000,000        9,000,000
             Brownsville, TX Utility System RB, MBIA Insured, 2.65%(1)                                6,000,000        6,000,000
             De Soto, TX IDAU RRB, National Service Industries, Inc. Project, 2.75%(1)                7,150,000        7,150,000
             Gulf Coast, TX IDAU Marine Terminal RB, Amoco Oil Project, 2.75%, 12/1/01(2)             4,000,000        4,000,000
             Harris Cnty., TX Criminal Justice Center RB, Series SG96, FGIC
               Insured, 2.76%(1)                                                                      7,475,000        7,475,000
             Harris Cnty., TX Toll Road COP, 2.78%(1)                                                 9,900,000        9,900,000
             Hockley Cnty., TX IDV Corp. PC RB, Amoco Project, 3.05%, 11/1/01(2)                      5,000,000        5,000,000
             Houston, TX GOB, Series A, 2.65%, 10/11/01                                               8,000,000        8,000,000
             Houston, TX GOB, Series A, 3.05%, 7/23/01                                               13,900,000       13,900,000
             Houston, TX GOB, Series A, 3.10%, 8/1/01                                                25,000,000       25,000,000
             Houston, TX GOB, Series B, 2.60%, 7/26/01                                               27,600,000       27,600,000
             Houston, TX GOB, Series B, 2.65%, 10/11/01                                               4,000,000        4,000,000
             Houston, TX GOB, Series C, 2.65%, 10/11/01                                               3,000,000        3,000,000
             Houston, TX GOB, Series C, 3.10%, 8/1/01                                                 5,000,000        5,000,000
             Houston, TX ISD Municipal Trust Certificates ZTC-21, Cl. A, FSA
               Insured, 2.83%(1)                                                                     12,700,000       12,700,000
             Houston, TX WSS RB, Series SG120, 2.76%(1)                                              37,600,000       37,600,000
             North Central, TX HFDC RB, Dallas Methodist Hospital, AMBAC
               Insured, 2.75%, 9/10/01(2)                                                            22,900,000       22,900,000
             North TX HEAU, Inc. Student Loan RB, Series A, 2.75%(1)                                 10,840,000       10,840,000
             San Antonio, TX Electric & Gas RRB, Series G-101, 2.76%(1)                              20,200,000       20,200,000

Centennial Tax Exempt Trust

                                                                                 PRINCIPAL           VALUE
                                                                                  AMOUNT           SEE NOTE 1
                                                                             ----------------    --------------
       TEXAS (CONTINUED)
       San Antonio, TX Electric & Gas RRB, Series SG105, 2.80%(1)            $     20,000,000    $   20,000,000
       San Antonio, TX Water RB, 2.78%(1)                                           4,000,000         4,000,000
       TX TAN & RAN, 5.25%, 8/31/01                                                36,000,000        36,056,406
       TX TUAU RB, Dallas Northtollway, Series SG70, 2.76%(1)                      15,325,000        15,325,000
                                                                                                 --------------
                                                                                                    324,646,406
                                                                                                 --------------
       UTAH--2.7%
       Eagle Mountain, UT Gas & Electric RRB, 2.65%(1)                             17,625,000        17,625,000
       Intermountain Power Agency, UT Power Supply RB, AMBAC
         Insured, 2.65%, 7/30/01(2)                                                 5,800,000         5,800,000
       Intermountain Power Agency, UT Power Supply RB, AMBAC
         Insured, 3.15%, 8/20/01                                                   14,600,000        14,600,000
       Salt Lake City, UT TAN & RAN, 3.50%, 12/28/01                               10,000,000        10,041,213
       Tremonton City, UT IDV RRB, Safeway, Inc. Project, 2.80%,
         12/1/01(2)                                                                   445,000           445,000
                                                                                                 --------------
                                                                                                     48,511,213
                                                                                                 --------------
       VIRGINIA--1.4%
       Peninsula Ports Authority, VA Coal Terminal RRB, Dominion
       Terminal Project-A, 2.75%, 7/23/01(2)(4)                                    15,835,000        15,835,000
       Pulaski Cnty., VA IDAU RRB, Pulaski Furniture Project, 2.85%(1)              8,900,000         8,900,000
       Stafford, VA IDV RRB, Safeway, Inc. Project, 2.80%,
         12/1/01(2)                                                                   715,000           715,000
                                                                                                 --------------
                                                                                                     25,450,000
                                                                                                 --------------
       WASHINGTON--2.8%
       King Cnty., WA ABN AMRO Munitops Certificates, Trust
         2001-1, MBIA Insured, 2.79%(1)                                             7,770,000         7,770,000
       Kitsap Cnty., WA SDI No. 401 GOUN, Series 252, MBIA
         Insured, 2.76%(1)                                                          3,460,000         3,460,000
       WA GORB, Series 1995C, 2.78%(1)                                             13,710,000        13,710,000
       WA Municipal Trust Certificates ZTC-10, Cl. A, 2.78%(1)(3)                  12,935,000        12,935,000
       WA Municipal Trust Certificates ZTC-11, Cl. A, 2.78%(1)(3)                  13,570,000        13,570,000
                                                                                                 --------------
                                                                                                     51,445,000
                                                                                                 --------------

Centennial Tax Exempt Trust

                                                                                            PRINCIPAL               VALUE
                                                                                             AMOUNT               SEE NOTE 1
                                                                                        ----------------        ----------------
              WEST VIRGINIA--1.1%
              Marion Cnty., WV Commission SWD Facilities RB, Granttown
                Project-D, 2.75%(1)                                                     $     14,100,000        $     14,100,000
              WV Road GOB ABN AMRO Munitops Certificates, Series 1999-4,
                3%, 11/28/01(2)                                                                6,000,000               6,000,000
                                                                                                                ----------------
                                                                                                                      20,100,000
                                                                                                                ----------------
              WISCONSIN--0.6%
              WI Center District Tax RB, 2.75%(1)                                             10,000,000              10,000,000
                                                                                                                ----------------
              WYOMING--0.3%
              Evanston, WY IDV RRB, Safeway, Inc. Project, 2.80%, 12/1/01(2)                   3,700,000               3,700,000
              Lincoln Cnty., WY PC RRB, Amoco Oil Co. of Indiana Project,
                3.30%, 10/1/01(2)                                                              2,000,000               2,000,981
                                                                                                                ----------------
                                                                                                                       5,700,981
                                                                                                                ----------------
              OTHER TERRITORIES--1.5%
              Greystone Tax Exempt Certificates RB, Trust 1998-1, Sr.
              Certificate Beneficial Ownership, 2.88%(1)                                      27,800,000              27,800,000
                                                                                                                ----------------
              Total Investments, at Value (Cost $1,810,452,798)                                     99.4%          1,810,452,798
                                                                                                                ----------------
              Other Assets Net of Liabilities                                                        0.6              11,281,973
                                                                                        ----------------        ----------------
              Net Assets                                                                           100.0%       $  1,821,734,771
                                                                                        ================        ================

Centennial Tax Exempt Trust

     To simplify the listings of securities, abbreviations are used per the table below:

BOE--Board of Education                                                 MAG--Mtg. Agency
CAP--Capital Appreciation                                               MH--Multifamily Housing
CD--Commercial Development                                              MPA--Municipal Power Agency
COP--Certificates of Participation                                      MTAU--Metropolitan
DA--Dormitory Authority                                                 Transportation Authority
DAU--Development Authority                                              MWFAU--Municipal Water Finance Authority
ED--Economic Development                                                NYC--New York City
EDFAU--Economic Development Finance Authority                           NYS--New York State
ERDAUEF--Energy Research & Development Authority                        PAUNYNJ--Port Authority of New York & New Jersey
Electric Facilities                                                     PC--Pollution Control
FA--Facilities Authority                                                PCFAU--Pollution Control Finance Authority
FAU--Finance Authority                                                  PFFAU--Public Facilities Finance Authority
GOB--General Obligation Bonds                                           POAU--Port Authority
GOLB--General Obligation Limited Bonds                                  PPA--Public Power Agency
GORB--General Obligation Refunding Bonds                                PPS--Public Power System
GOUN--General Obligation Unlimited Nts.                                 RA--Redevelopment Agency
HA--Hospital Authority                                                  RAN--Revenue Anticipation Nts.
HAU--Housing Authority                                                  RB--Revenue Bonds
HCF--Healthcare Facilities                                              REF--Refunding
HDC--Housing Development Corp.                                          RR--Resource Recovery
HEAU--Higher Education Authority                                        RRB--Revenue Refunding Bonds
HEFAU--Higher Educational Facilities Authority                          SDI--School District
HFA--Housing Finance Agency                                             SPO--Special Obligations
HFDC--Health Facilities Development Corp.                               SWD--Solid Waste Disposal
HFFAU--Health Facilities Finance Authority                              TAN--Tax Anticipation Nts.
IDV--Industrial Development                                             TBTAU--Triborough Bridge & Tunnel Authority
IDA--Industrial Development Agency                                      TUAU--Turnpike Authority
IDAU--Industrial Development Authority                                  USD--Unified School District
ISD--Independent School District                                        WS--Water System
LGAC--Local Government Assistance Corp.                                 WSS--Water & Sewer System

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2001. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Put obligation redeemable at full face value on the date reported.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $70,565,000 or 3.87% of the Trust's net assets as of June 30, 2001.

4. Identifies issues considered to be illiquid or restricted--See Note 4 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES June 30, 2001
Centennial Tax Exempt Trust

ASSETS
Investments, at value (Cost $1,810,452,798)--see accompanying statement                      $  1,810,452,798
Cash                                                                                                3,549,599
Receivables and other assets:
  Shares of beneficial interest sold                                                               13,437,541
  Interest                                                                                         11,643,209
  Other                                                                                               244,212
                                                                                             ----------------
    Total assets                                                                                1,839,327,359
                                                                                             ----------------
LIABILITIES
Payables and other liabilities:
  Shares of beneficial interest redeemed                                                           16,320,003
  Dividends                                                                                         1,067,427
  Service plan fees                                                                                    99,734
  Shareholder reports                                                                                  54,373
  Trustees' compensation                                                                               12,683
  Other                                                                                                38,368
                                                                                             ----------------
    Total liabilities                                                                              17,592,588
                                                                                             ----------------
NET ASSETS                                                                                   $  1,821,734,771
                                                                                             ================
COMPOSITION OF NET ASSETS
Paid-in capital                                                                              $  1,822,079,970
Accumulated net realized gain (loss) on investment transactions                                      (345,199)
                                                                                             ----------------
NET ASSETS--applicable to 1,822,095,938 shares of beneficial interest
outstanding                                                                                  $  1,821,734,771
                                                                                             ================
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                     $           1.00

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended June 30, 2001
Centennial Tax Exempt Trust

                  INVESTMENT INCOME--Interest                                            $     69,492,412
                                                                                         ----------------
                  EXPENSES
                  Management fees                                                               7,527,359
                  Service plan fees                                                             3,538,029
                  Transfer and shareholder servicing agent fees                                   483,258
                  Custodian fees and expenses                                                     186,291
                  Shareholder reports                                                             146,733
                  Trustees' compensation                                                           26,025
                  Legal, auditing and other professional fees                                      15,957
                  Other                                                                           597,786
                                                                                         ----------------
                    Total expenses                                                             12,521,438
                      Less reduction to custodian expenses                                       (178,392)
                                                                                         ----------------
                    Net expenses                                                               12,343,046
                                                                                         ----------------
                  NET INVESTMENT INCOME                                                        57,149,366
                                                                                         ----------------
                  NET REALIZED GAIN (LOSS) ON INVESTMENTS                                         294,983
                                                                                         ----------------
                  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $     57,444,349
                                                                                         ================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEAR ENDED JUNE 30,
                                                                                                 2001                 2000
                                                                                        -------------------- ---------------------
                        OPERATIONS
                        Net investment income (loss)                                    $         57,149,366 $         50,998,995
                        Net realized gain (loss)                                                     294,983             (159,972)
                                                                                        -------------------- --------------------
                        Net increase (decrease) in net assets
                          resulting from operations                                               57,444,349           50,839,023
                                                                                        -------------------- --------------------
                        DIVIDENDS AND/OR DISTRIBUTIONS TO
                          SHAREHOLDERS                                                           (57,149,366)         (50,998,995)
                                                                                        -------------------- --------------------
                        BENEFICIAL INTEREST TRANSACTIONS
                        Net increase (decrease) in net assets
                          resulting from beneficial interest
                          transactions                                                           129,890,148          (57,771,643)
                                                                                        -------------------- --------------------
                        NET ASSETS
                        Total increase (decrease)                                                130,185,131          (57,931,615)
                        Beginning of period                                                    1,691,549,640        1,749,481,255
                                                                                        -------------------- --------------------
                        End of period                                                   $      1,821,734,771 $      1,691,549,640
                                                                                        ==================== ====================

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS Centennial Tax Exempt Trust

                                                                                   YEAR ENDED JUNE 30,
                                                                --------------------------------------------------------
                                                                   2001       2000       1999       1998        1997
                                                                ---------- ---------- ---------- -----------  ----------
             PER SHARE OPERATING DATA
             Net asset value, beginning of period               $   1.00   $   1.00    $  1.00    $  1.00      $  1.00
             Income from investment operations-- net
               investment income and net realized gain               .03        .03        .03        .03          .03
             Dividends and/or distributions to shareholders         (.03)      (.03)      (.03)      (.03)        (.03)
                                                                --------   --------    -------    -------      -------
             Net asset value, end of period                     $   1.00   $   1.00    $  1.00    $  1.00      $  1.00
                                                                ========   ========    =======    =======      =======
             TOTAL RETURN(1)                                        3.26%      3.01%      2.61%      3.12%        3.01%
             RATIOS/SUPPLEMENTAL DATA
             Net assets, end of period (in millions)            $  1,822   $  1,692    $ 1,749    $ 1,829      $ 1,649
             Average net assets (in millions)                   $  1,779   $  1,737    $ 1,896    $ 1,832      $ 1,591
             Ratios to average net assets:(2)
             Net investment income                                  3.21%      2.94%      2.58%      3.07%        2.95%
             Expenses                                               0.70%      0.72%      0.69%      0.69%(3)     0.72%(3)
             Expenses, net of reduction to custodian expenses       0.69%       N/A        N/A        N/A          N/A

(1) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods of less than one full year.

(2) Annualized for periods of less than one full year.

(3) Expense ratio reflects the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Centennial Tax Exempt Trust


1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

As of June 30, 2001, the Trust had available for federal income tax purposes unused capital loss carryovers as follows:

                   EXPIRING
                   ------------------------
                    2007       $    243,131
                    2008             88,401
                               ------------
                    Total      $    331,532
                               ============

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Centennial Tax Exempt Trust

2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                            YEAR ENDED JUNE 30, 2001                    YEAR ENDED JUNE 30, 2000
                                      ------------------------------------        -----------------------------------
                                           SHARES             AMOUNT                   SHARES             AMOUNT
                                      -----------------------------------         -----------------------------------
       Sold                             5,201,579,181   $   5,201,579,181           5,849,279,745   $   5,849,279,745
       Dividends and/or
        distributions reinvested           57,547,779          57,547,779              49,019,366          49,019,366
       Redeemed                        (5,129,236,812)     (5,129,236,812)         (5,956,070,754)     (5,956,070,754)
                                      ---------------   -----------------         ---------------   -----------------
       Net increase (decrease)            129,890,148   $     129,890,148             (57,771,643)  $     (57,771,643)
                                      ===============   =================         ===============   =================

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.45% of the next $250 million; 0.425% of the next $250 million; 0.40% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million and 0.325% of net assets in excess of $2 billion. Under the agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates. However, the annual fee cannot be less than $0. The Trust's management fee for the year ended June 30, 2001, was an annualized rate of 0.42%.

Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI an annual maintenance fee for each Trust shareholder account.

Service Plan Fees. Under an approved service plan, the Trust may expend up to 0.20% of its average annual net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other financial institutions. During the year ended June 30, 2001, the Trust paid $10,068 to a broker-dealer affiliated with the Manager as reimbursement for distribution-related expenses.

Centennial Tax Exempt Trust

4. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2001, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2001, was $15,835,000, which represents 0.87% of the Trust's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                                                             VALUATION PER
                                                                 ACQUISITION     COST         UNIT AS OF
                                            SECURITY                DATE        PER UNIT     JUNE 30, 2001
                                   -------------------------- --------------- ------------- ---------------
                                   SHORT-TERM NOTES
                                   Peninsula Ports Authority,
                                   VA Coal Terminal RRB,
                                   Dominion Terminal
                                   Project-A, 2.75%, 7/23/01          6/13/01    $  1.00            $  1.00

INDEPENDENT AUDITORS' REPORT
Centennial Tax Exempt Trust

To the Shareholders and Board of Trustees of Centennial Tax Exempt Trust:

We have audited the accompanying statement of assets and liabilities of Centennial Tax Exempt Trust, including the statement of investments, as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial Tax Exempt Trust as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
July 23, 2001

SHAREHOLDER MEETING (Unaudited)
Centennial Tax Exempt Trust

On January 26, 2001, a shareholder meeting was held at which all of the nominated Trustees were elected and all proposals were approved by shareholders as described in the Trust's proxy statement for that meeting. The following is a report of the votes cast:

PROPOSAL NO. 1:

The twelve persons named below to serve as Trustee of the Trust until their successors are elected and shall qualify:

                                  NOMINEE                           FOR                    WITHHELD                 TOTAL
                        ----------------------------         -----------------         -----------------         -------------
                        William L. Armstrong                     815,081,111              20,850,221               835,931,332
                        Robert G. Avis                           816,158,061              19,773,271               835,931,332
                        George C. Bowen                          816,830,230              19,101,102               835,931,332
                        Edward L. Cameron                        816,991,767              18,939,565               835,931,332
                        Jon S. Fossel                            814,579,719              21,351,613               835,931,332
                        Sam Freedman                             817,181,502              18,749,830               835,931,332
                        Raymond J. Kalinowski                    812,099,584              23,831,748               835,931,332
                        C. Howard Kast                           811,668,162              24,263,170               835,931,332
                        Robert M. Kirchner                       810,225,318              25,706,014               835,931,332
                        Bridget A. Macaskill                     816,147,415              19,783,917               835,931,332
                        F. William Marshall                      815,640,490              20,290,842               835,931,332
                        James C. Swain                           816,379,898              19,551,434               835,931,332

                                    FOR                          AGAINST                    ABSTAIN                  TOTAL
                        ----------------------------         -----------------         -----------------         -------------


PROPOSAL NO. 2:

Ratification of the selection of Deloitte & Touche LLP as independent auditors for the Trust for the fiscal year beginning July 1, 2000.

                            805,571,902                           6,347,557                24,011,873             835,931,332

         FOR              AGAINST                   ABSTAIN                     BROKER NON-VOTES               TOTAL
     -----------        ----------                ----------                   ------------------             -------

PROPOSAL NO. 3:

Approval of an amendment to the Trust's fundamental investment restriction on concentration.

     746,872,873         37,870,968                 51,185,900                        1,591                835,931,332

PROPOSAL NO. 4:

Approval of authorizing the Trustees to adopt an Amended and Restated Declaration of Trust.

     723,600,594         58,304,324                 54,024,823                        1,591                835,931,332

FEDERAL TAX INFORMATION (Unaudited)
Centennial Tax Exempt Trust

In early 2002 shareholders will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 2001. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

None of the dividends paid by the Trust during the year ended June 30, 2001, are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income tax. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

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

CENTENNIAL TAX EXEMPT TRUST

Officers and Trustees
James C. Swain, Trustee, CEO and Chairman of the Board
Bridget A. Macaskill, Trustee and President
William L. Armstrong, Trustee
Robert G. Avis, Trustee
George C. Bowen, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Richard F. Grabish, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
F. William Marshall, Jr., Trustee
Michael J. Carbuto, Vice President
Andrew J. Donohue, Vice President and Secretary
Brian W. Wixted, Treasurer
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary
Investment Advisor and Distributor
Centennial Asset Management Corporation
Transfer and Shareholder Servicing Agent
Shareholder Services, Inc.
Custodian of Portfolio Securities
Citibank, N.A
Independent Auditors
Deloitte & Touche LLP
Legal Counsel
Myer, Swanson, Adams & Wolf, P.C

For more complete information about Centennial Tax Exempt Trust, please refer to the Prospectus. To obtain a copy, call your financial advisor, or contact Centennial Asset Management Corp. at 1.800.525.9310. Please read the prospectus carefully before you invest any money


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